Intangible Assets Other than Goodwill	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS OTHER THAN GOODWILL.
Intangible Assets Other than Goodwill

13.  INTANGIBLE ASSETS OTHER THAN GOODWILL

The balances of this caption as of December 31, 2021 and 2020 are presented below:

	As of December 31,
	2021	2020
Intangible Assets, Gross	ThCh$	ThCh$
Intangible Assets, Gross	317,349,834	275,527,801
Easements and water rights	22,169,638	20,551,471
Concessions	68,707,575	53,053,457
Patents, Registered Trademarks and Other Rights	1,560,467	679,227
Computer software	215,606,140	186,855,438
Other identifiable intangible assets	9,306,014	14,388,208

	As of December 31,
	2021	2020
Intangible Assets, Amortization and Impairment	ThCh$	ThCh$
Accumulated Amortization and Impairment, Total	(126,128,279)	(110,413,280)
Easements and water rights	(6,203,360)	(5,519,394)
Concessions	(13,306,986)	(9,469,344)
Patents, Registered Trademarks and Other Rights	(502,432)	(478,232)
Computer software	(103,254,572)	(92,187,254)
Other identifiable intangible assets	(2,860,929)	(2,759,056)

	As of December 31,
	2021	2020
Intangible Assets, Net	ThCh$	ThCh$
Intangible Assets, Net	191,221,555	165,114,521
Easements and water rights	15,966,278	15,032,077
Concessions	55,400,589	43,584,113
Patents, Registered Trademarks and Other Rights	1,058,035	200,995
Computer software	112,351,568	94,668,184
Other identifiable intangible assets	6,445,085	11,629,152

The following table presents intangible assets other than Goodwill as of December 31, 2021 and 2020:

	Easements and water rights	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Other Identifiable Intangible Assets	Intangibles Assets, Net
Movements in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2021	15,032,077	43,584,113	200,995	94,668,184	11,629,152	165,114,521
Movements in identifiable intangible assets
Increases other than from business combinations	—	—	—	26,651,901	—	26,651,901
Increase (decrease) from foreign currency translation differences	872,636	8,594,987	—	781,819	1,435,762	11,685,204
Amortization (1)	-	(1,841,472)	(24,200)	(10,361,635)	—	(12,227,307)
Increases (decreases) from transfers and other Movements	61,565	5,062,961	881,240	614,323	(6,620,089)	—
Increases (decreases) from transfers	61,565	5,062,961	881,240	614,323	(6,620,089)	—
Argentina Hyperinflation Effect	—	—	—	—	260	260
Other increases (decreases)	—	—	—	(3,024)	—	(3,024)
Total Movements in identifiable intangible assets	934,201	11,816,476	857,040	17,683,384	(5,184,067)	26,107,034
Closing balance as of December 31, 2021	15,966,278	55,400,589	1,058,035	112,351,568	6,445,085	191,221,555

	Easements and water rights	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Other Identifiable Intangible Assets	Intangibles Assets, Net
Movements in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2020	17,352,892	26,156,419	316,970	76,162,800	12,289,512	132,278,593
Movements in identifiable intangible assets
Increases other than from business combinations	—	23,221,080	—	32,122,529	—	55,343,609
Increase (decrease) from foreign currency translation differences	(239,991)	(3,566,641)	—	(273,172)	(661,569)	(4,741,373)
Amortization (1)	(556,017)	(2,009,087)	(24,200)	(11,785,777)	—	(14,375,081)
Impairment loss recognized in profit or loss	—	(217,658)	—	—	—	(217,658)
Increases (decreases) from transfers and other Movements	91,775	—	(91,775)	(1,067)	1,067	—
Increases (decreases) from transfers	91,775	—	(91,775)	(1,067)	1,067	—
Dispositions and removal from service	(1,616,582)	—	—	—	—	(1,616,582)
Dispositions	(1,616,582)	—	—	—	—	(1,616,582)
Argentina Hyperinflation Effect	—	—	—	—	142	142
Increase (decrease)	—	—	—	(1,557,129)	—	(1,557,129)
Total Movements in identifiable intangible assets	(2,320,815)	17,427,694	(115,975)	18,505,384	(660,360)	32,835,928
Closing balance as of December 31, 2020	15,032,077	43,584,113	200,995	94,668,184	11,629,152	165,114,521
(1)	See Note 30 a).

No impairment losses have been recognized as of December 31, 2021 and 2020. According to the estimates and projections of the Group’s Management, the projections for the cash flows attributable to intangible assets allow recovering the net value of these assets recorded as of December 31, 2021 (see Note 3. e).